Financial liabilities - Assets Pledged in Relation to Credit Facility (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Trade receivables	SFr 277.2	SFr 280.8
Inventory	280.0	211.7
Assets pledged	SFr 557.3	SFr 492.5